GENERAL AND ADMINISTRATIVE EXPENSES (Details) $ in Millions, Rp in Billions		12 Months Ended
	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
GENERAL AND ADMINISTRATIVE EXPENSES
Provision for impairment of receivables			Rp 2,208	Rp 1,494	Rp 743
General expenses			1,792	1,449	1,626
Professional fees			823	498	594
Training, education and recruitment			463	531	399
Travelling			415	475	436
Meeting			233	241	207
Social contribution			181	197	134
Collection expenses			157	135	152
Others			322	240	319
Total	Rp 6,594	$ 459	Rp 6,594	Rp 5,260	Rp 4,610